Investment in Financial Assets (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 20, 2025 USD ($)	Feb. 27, 2025 USD ($)	Apr. 10, 2024	Jun. 25, 2023 ILS (₪)	Nov. 17, 2022 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 05, 2024 USD ($)	Jun. 09, 2024 USD ($)	Jan. 16, 2024 USD ($)	Dec. 28, 2023 shares	Jun. 25, 2023 USD ($) shares	Jun. 25, 2023 ₪ / shares
Investment in Financial Assets [Line Items]
Invested amount						$ 2,262	$ 6,255	$ 5,552
Received common shares (in Shares) | shares						365,444	57,293	3,739
Share capital					9.33%
Loss on investments						$ 11	$ 11	$ 707
Purchase agreement amount (in New Shekels) | ₪				₪ 2,500
Cash													$ 689
Loss on revaluation						$ 83	$ 277	$ 158
Loan amount	$ 114								$ 4,250
Interest rate	8.00%	8.00%
Additional Loan		$ 2,000							$ 1,850	$ 1,000
Repayments of current borrowings	$ 60	$ 50
Aggregate number of the outstanding ordinary shares			50.01%
Loan repayment percentage						90.00%
Impairment of the loans						$ 5,973
Additional loan and accrued interest						$ 451
Initial Public Offering [Member]
Investment in Financial Assets [Line Items]
Invested amount					$ 1,500
Received common shares (in Shares) | shares					192
Ordinary shares par value | $ / shares						$ 1.81
AutoMax Shares [Member]
Investment in Financial Assets [Line Items]
Received common shares (in Shares) | shares													5,000,000
Share capital				4.82%
Ordinary shares par value | (per share)						$ 0.108	$ 0.184							₪ 0.05
Price per share (in New Shekels per share) | ₪ / shares														₪ 0.05
Bottom of range [Member]
Investment in Financial Assets [Line Items]
Share capital						1.00%
Merger Agreement [Member]
Investment in Financial Assets [Line Items]
Aggregate number of the outstanding ordinary shares			49.99%
Common Shares [Member]
Investment in Financial Assets [Line Items]
Received common shares (in Shares) | shares						192						5,291
Bridge Loan Agreement [Member]
Investment in Financial Assets [Line Items]
Loan amount										$ 2,400	$ 1,400
Bridge Loan Agreement [Member] | Bottom of range [Member]
Investment in Financial Assets [Line Items]
Interest rate											7.00%
Bridge Loan Agreement [Member] | Top of range [Member]
Investment in Financial Assets [Line Items]
Interest rate											9.00%